Contingencies And Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Contingencies And Other Disclosures [Abstract]
Schedule Of Original Purchase Amount Of Investments Subject To Litigation
	Alt-A		Jumbo
(Dollars in thousands)	Senior	Junior	Senior	Junior
Vintage
Purchase Price:
2005 (a)	$843,868	$-	$30,000	$-
2006 (a)	307,926	-	84,659	9,793
2007	204,061	-	50,000	7,084
Total	$1,355,855	$-	$164,659	$16,877
Ending Balance:
2005	$335,144	$-	$11,590	$-
2006	121,049	-	30,987	4,055
2007	113,936	-	18,235	-
Total	$570,129	$-	$60,812	$4,055

  The amounts shown in the table which are the subject of the FHFA litigations include $230,020 of the Senior Alt-A loans from 2006 and $643,751 of the Senior Alt-A loans from 2005.